NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE
7.	NET LOSS PER SHARE

Basic loss per share and diluted loss per share for the three months ended March 31, 2014 and 2013 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 100,014,000 and 60,895,000 incremental shares at March 31, 2014 and 2013, respectively, as well as shares issuable upon conversion of Series A and Series B Preferred Stock representing approximately 226,211,000 and 205,496,000 incremental shares at March 31, 2014 and 2013, respectively, as well as potential shares issuable upon Note conversion into Common Stock representing approximately 16,234,000 and 0- incremental shares at March 31, 2014 and 2013, respectively, have been excluded from the computation of diluted loss per share as they are anti-dilutive.

11. NET LOSS PER SHARE

Basic earnings per share and diluted earnings per share for the years ended December 31, 2013 and 2012 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 74,361,000 and 59,135,000 incremental shares at December 31, 2013 and 2012, respectively, as well as shares issuable upon conversion of Series A & B Convertible Preferred Stock representing 220,693,000 and 200,485,000 incremental shares at December 31, 2013 and 2012, respectively, as well as potential shares issuable upon Promissory Note conversion into Common Stock representing approximately 16,234,000 and 11,050,000 shares at December 31, 2013 and 2012, respectively, and have been excluded from the computation of diluted loss per share as they are anti-dilutive.